FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Investment securities held-to-maturity	$ 867,996	$ 837,272
Other investments	52,626	47,427
FDIC indemnification asset	22,666	45,091	119,607	173,009
Deposits
Noninterest-bearing	1,285,527	1,147,452
Savings	1,889,473	1,612,005
Time	1,255,364	952,327
Total deposits	5,655,742	4,837,507
Carrying value
Financial assets
Cash and short-term investments	132,752	143,450
Investment securities held-to-maturity	867,996	837,272
Other investments	52,626	47,427
Loans held for sale	11,005	8,114
Loans and leases, net of ALLL	4,724,377	3,900,784
FDIC indemnification asset	22,666	45,091
Deposits
Noninterest-bearing	1,285,527	1,147,452
Interest-bearing demand	1,225,378	1,125,723
Savings	1,889,473	1,612,005
Time	1,255,364	952,327
Total deposits	5,655,742	4,837,507
Short-term borrowings	661,392	748,749
Long-term debt	48,241	60,780
Fair value
Financial assets
Cash and short-term investments	132,752	143,450
Investment securities held-to-maturity	874,749	824,985
Other investments	52,626	47,427
Loans held for sale	11,005	8,114
Loans and leases, net of ALLL	4,763,619	3,907,321
FDIC indemnification asset	12,449	34,820
Deposits
Noninterest-bearing	1,285,527	1,147,452
Interest-bearing demand	1,225,378	1,125,723
Savings	1,889,473	1,612,005
Time	1,254,070	951,220
Total deposits	5,654,448	4,836,400
Short-term borrowings	661,392	748,749
Long-term debt	49,674	62,706
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	132,752	143,450
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans and leases, net of ALLL	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	661,392	748,749
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	874,749	824,985
Other investments	52,626	47,427
Loans held for sale	11,005	8,114
Loans and leases, net of ALLL	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	1,285,527	1,147,452
Interest-bearing demand	1,225,378	1,125,723
Savings	1,889,473	1,612,005
Time	1,254,070	951,220
Total deposits	5,654,448	4,836,400
Short-term borrowings	0	0
Long-term debt	49,674	62,706
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans and leases, net of ALLL	4,763,619	3,907,321
FDIC indemnification asset	12,449	34,820
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	$ 0	$ 0